RELATED PARTY TRANSACTIONS AND BALANCES - Transaction From Related Party (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Revenue from Related Parties			¥ 6,474,041
Income of financing guarantees	¥ 18,574,433	¥ 26,229,524	64,225,858
Service Expenses provided by Related Parties [Abstract]
Payments for Other Fees	39,565,882	19,741,927	8,375,075
Escrow Service Expenses	23,266,889	20,842,153	2,735,269
Construction Service Fees	8,935,653	25,769,137
Related Party Transaction, Expenses from Transactions with Related Party	1,100,304	1,100,304	1,100,304
Jinko Power Group [Member]
Revenues [Abstract]
Revenue from Related Parties	7,812,477	38,895,833	453,251,266
Revenue from Rental Services	2,177,280	2,177,280	2,142,018
Sweihan Pv [Member]
Revenues [Abstract]
Revenue from Related Parties	144,287,938	1,416,020,214	1,219,803,260
ReneSola [Member]
Revenues [Abstract]
Revenue from Related Parties	0	47,388	6,474,041
Purchase of Raw Materials from Related Parties [Abstract]
Related Party Costs	¥ 0	¥ 0	¥ 2,866,904